Income Taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Taxes
23.	Income Taxes
A summary of the Company’s income tax expense (recovery) is as follows:
Income tax recognized in net earnings is comprised of the following:

	Years Ended December 31

(in thousands)	2020	2019

Current income tax expense (recovery)	$(4,606)	$144

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$14,546	$7,311

Write down (reversal of write down) or recognition of prior period temporary differences	(12,415)	(16,521)

Total deferred income tax expense (recovery)	$2,131	$(9,210)

Income tax expense (recovery) recognized in net earnings	$(2,475)	$(9,066)
Income tax recognized as a component of OCI is comprised of the following:

	Years Ended December 31

(in thousands)	2020	2019

Income tax expense (recovery) related to LTIs - common shares held	$1,866	$9,623
Income tax recognized directly in equity is comprised of the following:

	Years Ended December 31

(in thousands)	2020	2019

Income tax expense (recovery) recognized in equity	$820	$(376)

The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2020	2019

Earnings before income taxes	$505,329	$77,072

Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$136,439	$20,809

Non-deductible stock based compensation and other	3,057	3,362

Differences in tax rates in foreign jurisdictions	(134,206)	(78,724)

Current period unrecognized temporary differences - impairment of mineral stream interests	-	44,796

Current period unrecognized temporary differences	4,650	17,212

Write down (reversal of write down) or recognition of prior period temporary differences	(12,415)	(16,521)

Income tax expense (recovery)	$(2,475)	$(9,066)
The majority of the Company’s income generating activities, including the sale of precious metals, is conducted by its 100% owned subsidiary Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax.
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2020 and December 31, 2019, respectively, is shown below:

	Year Ended December 31, 2020

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward 1	$8,756	$(2,077)	$-	$(785)	$5,894

Capital loss carryforward 2	8,953	(4,733)	(3,459)	-	761

Other 3	694	4,806	-	-	5,500

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	(87)

Debt and share financing fees 4	(711)	18	-	(35)	(728)

Unrealized gains on long-term investments	(14,073)	(79)	6,344	-	(7,808)

Mineral stream interests 5	(3,532)	-	-	-	(3,532)

Foreign withholding tax	(148)	(66)	-	-	(214)

Total	$(148)	$(2,131)	$2,885	$(820)	$(214)

1)	As at December 31, 2020, the Company had recognized the tax effect on $22 million of non-capital losses against deferred tax liabilities.
2)	As at December 31, 2020, the Company had recognized the tax effect on $3 million of net capital losses to offset unrealized taxable capital gains on long-term investments.
3)	Other includes capital assets, charitable donation carryforward and PSU and pension liabilities.
4)
Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

5)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2019

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$3,823	$4,497	$-	$436	$8,756

Capital loss carryforward	-	4,503	4,450	-	8,953

Other	387	307	-	-	694

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	(87)

Debt and share financing fees	(591)	(60)	-	(60)	(711)

Unrealized gains on long-term investments	-	-	(14,073)	-	(14,073)

Mineral stream interests	(3,532)	-	-	-	(3,532)

Foreign withholding tax	(111)	(37)	-	-	(148)

Total	$(111)	$9,210	$(9,623)	$376	$(148)
Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	December 31 2020	December 31 2019

Non-capital loss carryforward 1	$26,313	$19,145

Debt and equity financing fees	-	1,383

Mineral stream interests	96,646	107,785

Other	2,296	4,282

Kutcho Convertible Note	1,330	951

Unrealized losses on long-term investments	5,125	6,733

Total	$131,710	$140,279

1)	As at December 31, 2020, the Company had not recognized the tax effect on $97 million of non-capital losses as a deferred tax asset.
Deferred income taxes have not been provided on the temporary difference relating to investments in foreign subsidiaries for which the Company can control the timing of and manner in which funds are repatriated and does not plan to repatriate funds to Canada in the foreseeable future that would be subject to tax. The temporary difference relating to investments in foreign subsidiaries is $1.0 billion as at December 31, 2020, all of which is anticipated to reverse in the future and be exempt from tax on repatriation, leaving nil that would taxable on repatriation.
At December 31, 2020, the Company has available
non-capital
losses for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital
losses in the amount of $119 million will expire as follows: 2038 – $40 million; 2039 – $63 million; 2040 – $16 million. In addition, the Company has available net capital losses of $3 million for Canadian income tax purposes which may be carried forward indefinitely to reduce taxable capital gains in future years.